Summary of Significant Accounting Policies-Presentation of Restricted Cash (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 243,448	$ 14,642	$ 10,219	$ 4,736	$ 3,395
Customer funds	19,288	20,924	22,654	21,126
Restricted cash	2,596	3,277	3,276	0	0
Total cash, cash equivalents, and restricted cash	$ 265,332	$ 38,843	$ 36,149	$ 25,862	$ 21,016	$ 49,808